Prepaid land lease payment (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Prepaid Land Lease Payment 1		9,924,000
Prepaid Land Lease Payment 2	30	30
Prepaid Land Lease Payment 3		9,826,000
Prepaid Land Lease Payment 4	50	50
Prepaid Land Lease Payment 5	30	30
Prepaid Land Lease Payment 6	50	50
Prepaid Land Lease Payment 7		353,000
Prepaid Land Lease Payment 8		369,000
Prepaid Land Lease Payment 9		550,000
Prepaid Land Lease Payment 10	$ 88,000